SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Other Income (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Other income (loss), net
Gain (loss) on non-hedge derivative instruments	$ 1,820
Other income (loss)			8,400
Total Other income (loss), net	$ 1,820	[1]	$ 8,400

[1]	Represents our historical consolidated statement of income for the year ended December 31, 2013.